Filed under Rule 497(e)

Registration No.: 002-83631

VALIC COMPANY I

Aggressive Growth Lifestyle Fund	International Socially Responsible Fund
Asset Allocation Fund	International Value Fund
Capital Appreciation Fund	Large Capital Growth Fund
Conservative Growth Lifestyle Fund	Mid Cap Index Fund
Core Bond Fund	Mid Cap Strategic Growth Fund
Dividend Value Fund	Mid Cap Value Fund
Dynamic Allocation Fund	Moderate Growth Lifestyle Fund
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Growth Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
High Yield Bond Fund	Small Cap Value Fund
Inflation Protected Fund	Stock Index Fund
International Equities Index Fund	Systematic Core Fund
International Government Bond Fund	Systematic Growth Fund
International Growth Fund	Systematic Value Fund
International Opportunities Fund	U.S. Socially Responsible Fund

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 14, 2025, to the Portfolios’ Prospectus and Statement of Additional Information (“SAI”), each dated October 1, 2024, as supplemented and amended to date

The following changes are made to the Portfolios’ Prospectus effective immediately:

The first three paragraphs of the subsection of the Portfolios’ Prospectus entitled “Management – Investment Adviser” are deleted in their entirety and replaced with the following:

VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for each of the Funds. VALIC is an indirect wholly-owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). VALIC is located at 2919 Allen Parkway, 8th floor, Houston, Texas 77019.

VALIC serves as investment adviser through an Investment Advisory Agreement with VC I. As investment adviser, VALIC oversees the day-to-day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment subadvisers that make investment decisions for the Funds.

The last paragraph of the subsection of the Portfolios’ Prospectus entitled “Management – Investment Subadvisers – SunAmerica Asset Management, LLC (“SunAmerica”)” is deleted in its entirety.

The following changes are made to the Portfolios’ SAI effective immediately:

The first two paragraphs of the subsection of the Portfolios’ SAI entitled “INVESTMENT ADVISER” are deleted in their entirety and replaced with the following:

VALIC is a stock life insurance company organized on August 20, 1968, under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC’s sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts, IRAs and Plans. VALIC is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”).

The third paragraph of the subsection of the Portfolios’ SAI entitled “INVESTMENT SUBADVISERS” is deleted in its entirety.

The subsection of the Portfolios’ SAI entitled “PORTFOLIO MANAGERS – Potential Conflicts of Interest – SunAmerica - Compensation” is deleted in its entirety and replaced with the following:

SunAmerica portfolio managers’ compensation has a salary, plus a bonus made up of short-term incentive and long-term incentive components. The salary is a fixed annual salary and is generally based on the portfolio manager’s responsibilities and leadership role within the organization. The short-term incentive is discretionary and based on the organizational performance of Corebridge and the individual’s performance including but not limited to the funds for which the portfolio manager has primary responsibility. In addition, SunAmerica may award long-term incentive compensation to an eligible portfolio manager who consistently meets or exceeds relative performance criteria. SunAmerica believes its compensation program is adequate to incentivize portfolio managers and analysts to seek maximum performance within risk parameters described in the Funds’ prospectuses.

The subsection of the Portfolios’ SAI entitled “OTHER INFORMATION – Potential Conflicts of Interest – Supplemental Information About the Index Funds” is deleted in its entirety and replaced with the following:

The International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund (collectively, the “Index Funds”) each seek to provide investment results that closely correspond to the performance of the Index Fund’s respective target index. Both VALIC and SunAmerica, the investment adviser and Subadviser to the Index Funds, respectively, are indirect wholly owned subsidiaries of Corebridge. The Index Funds are permitted to trade in Corebridge stock to the extent such stock is represented in the target index.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.